SCHEDULES OF CONCENTRATION OF RISK (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Concentration Risk [Line Items]
Accounts receivable	$ 303,767		$ 266,379
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 179,753	$ 38,377
Concentration risk percentage	14.70%	3.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 179,507
Concentration risk percentage	14.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 145,298
Concentration risk percentage	11.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues	$ 53,105	$ 674,204
Concentration risk percentage	4.30%	32.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 49,266	$ 441,274
Concentration risk percentage	4.00%	21.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.50%
Accounts receivable	$ 104,675
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.30%
Accounts receivable	$ 145,246
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.50%
Accounts receivable			$ 47,302
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.10%
Accounts receivable	$ 34,705
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.60%
Accounts receivable	$ 19,152
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.70%
Accounts receivable	$ 12,854
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage			30.00%
Accounts receivable			$ 85,979
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage			17.90%
Accounts receivable			$ 51,356
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration risk percentage			8.60%
Accounts receivable			$ 24,519
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Concentration Risk [Line Items]
Concentration risk percentage			8.50%
Accounts receivable			$ 24,466
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier M [Member]
Concentration Risk [Line Items]
Concentration risk percentage	50.60%	31.90%
Purchase amount	$ 257,165	$ 239,626
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier N [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.90%	12.70%
Purchase amount	$ 182,723	$ 94,998
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier O [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.20%
Purchase amount	$ 36,516
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier P [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.40%	1.80%
Purchase amount	$ 6,943	$ 13,816
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier Q [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.30%	4.70%
Purchase amount	$ 6,686	$ 35,428
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier R [Member]
Concentration Risk [Line Items]
Concentration risk percentage		44.30%
Purchase amount		$ 332,600